UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21113
                                    --------------------------------------------

                      Touchstone Institutional Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:  12/31
                          --------
Date of reporting period: 03/31/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Institutional Large Cap Value Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 96.9%                         SHARES                VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 35.2%
Annaly Capital Management, Inc.                 5,200          $         79,664
Citigroup, Inc.                                29,450                   630,819
Fannie Mae                                     29,850                   785,652
Freddie Mac                                    34,650                   877,339
Genworth Financial, Inc. - Class A             31,960                   723,574
Regions Financial Corp. +                       6,400                   126,400
Wachovia Corp. +                               20,200                   545,400
Washington Mutual, Inc. +                      59,300                   610,790
-------------------------------------------------------------------------------
                                                                      4,379,638
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 24.8%
Alcatel-Lucent - ADR*                         104,100                   599,616
Centex Corp.                                   19,100                   462,411
D R Horton, Inc.                               48,600                   765,449
Navistar International Corp.*                   2,000                   120,300
Nortel Networks Corp.*                         21,110                   141,226
Pulte Homes, Inc. +                            50,000                   727,500
Tyco International Ltd.                         6,150                   270,908
-------------------------------------------------------------------------------
                                                                      3,087,410
-------------------------------------------------------------------------------

TECHNOLOGY -- 10.8%
AU Optronics Corp. - ADR* +                    18,573                   319,270
BearingPoint, Inc.*                           167,500                   281,400
Dell, Inc.*                                    22,100                   440,232
Motorola, Inc. +                               32,500                   302,250
-------------------------------------------------------------------------------
                                                                      1,343,152
-------------------------------------------------------------------------------

ENERGY -- 10.7%
Peabody Energy Corp.                           12,700                   647,700
Reliant Energy, Inc.*                          28,800                   681,120
-------------------------------------------------------------------------------
                                                                      1,328,820
-------------------------------------------------------------------------------

UTILITIES -- 6.5%
Mirant Corp.*                                  11,400                   414,846
Sprint Nextel Corp.                            59,500                   398,055
-------------------------------------------------------------------------------
                                                                        812,901
-------------------------------------------------------------------------------

HEALTH CARE -- 3.0%
Omnicare, Inc.                                  1,800                    32,688
Sanofi-Aventis - ADR                            9,000                   337,860
-------------------------------------------------------------------------------
                                                                        370,548
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 1.8%
Abitibibowater, Inc.* +                        17,543                   226,480
-------------------------------------------------------------------------------

OTHER -- 1.2%
iShares Russell 1000 Value Index                2,000                   146,280
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 1.1%
Ford Motor Co.* +                              24,600                   140,712
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.1%
J.C. Penny Co., Inc.                            3,600                   135,756
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.7%
Safeway, Inc.                                   3,100                    90,985
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                            $     12,062,682
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 26.5%
BBH Securities Lending Fund **              2,861,314                 2,861,314
Touchstone Institutional
   Money Market Fund^                         435,813                   435,813
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                         $      3,297,127
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 123.4%
(Cost $21,245,665)                                             $     15,359,809

LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.4%)                     (2,914,444)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                           $     12,445,365
===============================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $2,824,527.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Institutional Value Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 98.2%                         SHARES                VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 42.3%
American Equity Investment
   Life Holding Co.*                          105,800          $        981,824
Annaly Capital Management, Inc.                52,500                   804,300
BFC Financial Corp. - Class A*                133,400                   161,414
CIT Group, Inc.                                17,100                   202,635
Citigroup, Inc.                                45,400                   972,468
Conseco, Inc.*                                 23,900                   243,780
Fannie Mae                                     59,600                 1,568,672
Freddie Mac                                    67,800                 1,716,697
Genworth Financial, Inc. - Class A             47,086                 1,066,027
LandAmerica Financial Group, Inc.              11,900                   469,693
New York Community Bancorp, Inc.               33,400                   608,548
Wachovia Corp. +                               26,200                   707,400
Washington Mutual, Inc. +                     106,000                 1,091,800
-------------------------------------------------------------------------------
                                                                     10,595,258
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 26.4%
Alcatel-Lucent - ADR* +                       131,100                   755,136
Cavalier Homes, Inc.*                         121,500                   191,970
Centex Corp.                                   32,500                   786,825
Champion Enterprises, Inc.*                     6,500                    65,195
D R Horton, Inc.                               96,700                 1,523,025
MasTec, Inc.*                                   8,600                    70,606
Meritage Homes Corp.* +                        35,800                   691,656
Navistar International Corp.*                  13,600                   818,040
Pulte Homes, Inc. +                            93,900                 1,366,245
Ryland Group, Inc. +                           10,000                   328,900
-------------------------------------------------------------------------------
                                                                      6,597,598
-------------------------------------------------------------------------------

ENERGY -- 8.0%
Arch Coal, Inc.                                 9,900                   430,650
Foundation Coal Holdings, Inc.                  4,000                   201,320
Peabody Energy Corp.                            8,400                   428,400
Reliant Energy, Inc.*                          39,400                   931,810
-------------------------------------------------------------------------------
                                                                      1,992,180
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.9%
Hudson Highland Group, Inc.*                   87,600                   741,972
Libbey, Inc.                                   47,000                   791,480
Office Depot, Inc.*                             5,000                    55,250
The Children's Place Retail Stores, Inc.*       5,900                   144,904
-------------------------------------------------------------------------------
                                                                      1,733,606
-------------------------------------------------------------------------------

TECHNOLOGY -- 5.7%
Alliance Semiconductor Corp.                   19,100                    21,201
AU Optronics Corp. - ADR* +                    33,058                   568,267
BearingPoint, Inc.*                           350,900                   589,512
Qimonda AG - ADR*                              56,200                   242,222
-------------------------------------------------------------------------------
                                                                      1,421,202
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.2%
Abitibibowater, Inc.* +                        62,085                   801,517
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.9%
American Axle & Manufacturing
   Holdings, Inc.                               8,400                   172,200
ArvinMeritor, Inc.                             11,500                   143,865
Cooper Tire & Rubber Co.                       13,700                   205,089
Ford Motor Co.* +                              36,900                   211,068
-------------------------------------------------------------------------------
                                                                        732,222
-------------------------------------------------------------------------------

HEALTH CARE -- 1.1%
Omnicare, Inc.                                 14,500                   263,320
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.0%
Pilgrim's Pride Corp. - Class B                12,600                   254,898
-------------------------------------------------------------------------------

OTHER -- 0.7%
iShares Russell 1000 Value Index                2,500                   182,850
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                            $     24,574,651
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 26.2%
BBH Securities Lending Fund **              5,932,210                 5,932,210
Touchstone Institutional
   Money Market Fund^                         614,334                   614,334
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                         $      6,546,544
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 124.4%
(Cost $42,005,940)                                             $     31,121,195

LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.4%)                     (6,110,391)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                           $     25,010,804
===============================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $5,891,511.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Mazama Institutional Growth Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 99.9%                         SHARES                VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 24.1%
Apple, Inc.*                                      200          $         28,700
Applera Corp. - Applied
   Biosystems Group                             4,300                   141,298
Broadcom Corp. - Class A*                      10,600                   204,262
Cognizant Technology
   Solutions Corp.*                             1,500                    43,245
First Solar, Inc.*                                475                   109,792
Flextronics International Ltd.*                25,800                   242,262
Mellanox Technologies Ltd.*                     7,100                    98,903
MEMC Electronic Materials, Inc.*                1,700                   120,530
NVIDIA Corp.*                                   7,400                   146,446
Red Hat, Inc.* +                               25,200                   463,428
RF Micro Devices, Inc.*                        47,900                   127,414
Riverbed Technology, Inc.*                     15,500                   230,330
Silicon Motion Technology
   Corp. - ADR * +                              2,500                    35,300
Skyworks Solutions, Inc.*                      21,800                   158,704
Spreadtrum Communications, Inc.*               17,200                   149,640
SunPower Corp. - Class A* +                     2,500                   186,275
VMware, Inc.* +                                 9,700                   415,354
-------------------------------------------------------------------------------
                                                                      2,901,883
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 18.3%
Affiliated Managers Group, Inc. *                 900                    81,666
Bank of Hawaii Corp.                              600                    29,736
BlackRock, Inc.                                   200                    40,836
Blackstone Group L.P. (The) +                  14,400                   228,672
CB Richard Ellis Group, Inc. - Class A*         1,100                    23,804
Charles Schwab Corp.                            4,300                    80,969
CME Group, Inc. - Class A                         300                   140,730
InterContinental Exchange, Inc.*                1,000                   130,500
Invesco Ltd.                                    3,200                    77,952
Lazard Ltd. - Class A                           1,600                    61,120
Lehman Brothers Holdings, Inc. +                3,000                   112,920
Mastercard, Inc. - Class A +                      300                    66,897
Northern Trust Corp.                            1,000                    66,470
NYMEX Holdings, Inc. +                          1,600                   145,008
Och-Ziff Capital Management
   Group LLC +                                  8,000                   168,000
ProLogis                                        1,000                    58,860
SEI Investments Co.                               900                    22,221
T. Rowe Price Group, Inc.                       1,200                    60,000
TD AMERITRADE Holding Corp.*                    7,100                   117,221
Visa, Inc. - Class A *                          7,400                   461,464
Zions Bancorp.                                    700                    31,885
-------------------------------------------------------------------------------
                                                                      2,206,931
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.6%
Abercrombie & Fitch Co. - Class A               1,000                    73,140
Activision, Inc.*                               5,000                   136,550
Best Buy Co., Inc.                                500                    20,730
China Digital TV Holding Co. Ltd.*              6,100                   113,704
Chipotle Mexican Grill, Inc. - Class A*           500                    56,715
Coach, Inc.*                                    4,700                   141,705
CROCS, Inc.* +                                 18,700                   326,689
eBay, Inc.*                                     2,100                    62,664
J. Crew Group, Inc.*                            4,000                   176,680
NDS Group PLC - SPONS ADR*                      2,200                   107,514
Nike, Inc. - Class B                              800                    54,400
Quiksilver, Inc.*                              45,400                   445,374
Tiffany & Co.                                   2,200                    92,048
Williams-Sonoma, Inc. +                         2,400                    58,176
Yum! Brands, Inc.                                 400                    14,884
-------------------------------------------------------------------------------
                                                                      1,880,973
-------------------------------------------------------------------------------

HEALTH CARE -- 12.0%
Affymetrix, Inc.*                              11,300                   196,733
Cephalon, Inc.*                                 6,400                   412,160
Cubist Pharmaceuticals, Inc.*                  14,400                   265,248
Express Scripts, Inc.*                          2,700                   173,664
Medarex, Inc.*                                 35,300                   312,405
Quest Diagnostics, Inc.                           500                    22,635
St. Jude Medical, Inc.*                         1,600                    69,104
-------------------------------------------------------------------------------
                                                                      1,451,949
-------------------------------------------------------------------------------

ENERGY -- 9.9%
CONSOL Energy, Inc.                               800                    55,352
FMC Technologies, Inc.*                         3,100                   176,359
Helix Energy Solutions Group, Inc.*             3,400                   107,100
National Oilwell Varco, Inc.*                   2,000                   116,760
Noble Corp.                                     4,500                   223,515
Occidental Petroleum Corp.                        400                    29,268
Ormat Technologies, Inc.                        1,900                    81,719
Schlumberger Ltd.                                 800                    69,600
Southwestern Energy Co.*                        1,600                    53,904
Transocean, Inc.*                                 900                   121,680
Weatherford International Ltd.* +               2,100                   152,187
-------------------------------------------------------------------------------
                                                                      1,187,444
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 8.0%
Agilent Technologies, Inc. *                    1,200                    35,796
Applied Materials, Inc.                         2,200                    42,922
BE Aerospace, Inc.*                             1,700                    59,415
Fuel-Tech, Inc.* +                              7,200                   147,600
KLA-Tencor Corp.                                1,900                    70,490
LAM Research Corp.*                             1,600                    61,152
Polycom, Inc.*                                 24,500                   552,230
-------------------------------------------------------------------------------
                                                                        969,605
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 5.5%
Air Products & Chemicals, Inc.                    200                    18,400
Archer-Daniels-Midland Co.                        800                    32,928
Jacobs Engineering Group, Inc.*                   900                    66,231
McDermott International, Inc.*                  4,900                   268,618
Meruelo Maddux Properties, Inc.*               28,600                    72,644
Praxair, Inc.                                     900                    75,807
Precision Castparts Corp.                       1,200                   122,496
-------------------------------------------------------------------------------
                                                                        657,124
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Mazama Institutional Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 99.9% (CONTINUED)             SHARES                VALUE
--------------------------------------------------------------------------------

UTILITIES -- 3.4%
Clearwire Corp.* +                             15,900          $        235,479
NII Holdings, Inc.*                             5,600                   177,968
-------------------------------------------------------------------------------
                                                                        413,447
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.6%
CH Robinson Worldwide, Inc.                     1,000                    54,400
Expeditors International
   of Washington, Inc.*                         3,700                   167,166
Harley-Davidson, Inc.                             500                    18,750
JB Hunt Transport Services, Inc.                1,000                    31,430
Paccar, Inc.                                      800                    36,000
-------------------------------------------------------------------------------
                                                                        307,746
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.5%
Whole Foods Market, Inc. +                      1,900                    62,643
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                            $     12,039,745
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 21.6%
BBH Securities Lending Fund **              2,505,809                 2,505,809
Touchstone Institutional
   Money Market Fund^                          99,242                    99,242
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                         $      2,605,051
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.5%
(Cost $15,244,754)                                             $     14,644,796

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.5%)                     (2,589,976)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                           $     12,054,820
===============================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $2,458,133.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Sands Capital Institutional Growth Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 99.2%                         SHARES                VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 25.7%
Abraxis BioScience, Inc.*                     115,675          $      6,834,079
Allergan, Inc.                                976,000                55,036,640
Cerner Corp.*                                 330,200                12,309,856
Genentech, Inc.* +                            677,300                54,983,214
Genzyme Corp.*                                845,600                63,031,024
Intuitive Surgical, Inc.*                     164,100                53,225,835
Stryker Corp.*                                450,100                29,279,005
Varian Medical Systems, Inc.*                 652,100                30,544,364
-------------------------------------------------------------------------------
                                                                    305,244,017
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.8%
Amazon.com, Inc.*                             863,500                61,567,550
Google, Inc. - Class A* +                     197,700                87,080,919
Iron Mountain, Inc.*                          523,800                13,849,272
Las Vegas Sands Corp.*                        506,900                37,328,116
Starbucks Corp.*                            2,629,400                46,014,500
-------------------------------------------------------------------------------
                                                                    245,840,357
-------------------------------------------------------------------------------

TECHNOLOGY -- 15.1%
Apple, Inc.*                                  398,600                57,199,100
Broadcom Corp. - Class A*                   1,933,100                37,250,837
EMC Corp.*                                  3,207,800                45,999,852
Salesforce.com, Inc.*                         667,900                38,651,373
-------------------------------------------------------------------------------
                                                                    179,101,162
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 13.8%
CME Group, Inc. - Class A                      92,600                43,438,660
InterContinental Exchange, Inc.*              343,900                44,878,950
Moody's Corp. +                               969,700                33,774,651
Visa, Inc. - Class A *                        657,100                40,976,756
-------------------------------------------------------------------------------
                                                                    163,069,017
-------------------------------------------------------------------------------

ENERGY -- 13.3%
FMC Technologies, Inc.*                       452,200                25,725,658
National Oilwell Varco, Inc.*               1,107,440                64,652,347
Schlumberger Ltd.                             770,900                67,068,300
-------------------------------------------------------------------------------
                                                                    157,446,305
-------------------------------------------------------------------------------

UTILITIES -- 5.6%
America Movil S.A. - ADR*                   1,036,000                65,982,840
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.6%
Walgreen Co.                                  794,100                30,247,269
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.3%
Expeditors International
   of Washington, Inc.*                       591,100                26,705,898
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                            $  1,173,636,865
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 6.8%
BBH Securities Lending Fund **             64,852,246          $     64,852,246
Touchstone Institutional
   Money Market Fund^                      15,497,088                15,497,088
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                         $     80,349,334
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.0%
(Cost $1,241,529,244)                                          $  1,253,986,199

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.0%)                     (70,902,543)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                           $  1,183,083,656
===============================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $63,790,954.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments
March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2008:

                                                                    LEVEL 2 -           LEVEL 3 -
                                                 LEVEL 1 -      OTHER SIGNIFICANT      SIGNIFICANT
                                               QUOTED PRICES    OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:

JSAM Institutional Large Cap Value Fund        $   12,498,495    $           --      $           --
JSAM Institutional Value Fund                      25,188,985                --                  --
Mazama Institutional Growth Fund                   12,138,987                --                  --
Sands Capital Institutional Growth Fund         1,189,133,953                --                  --

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

FEDERAL TAX INFORMATION

As of March 31, 2008, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                               GROSS            GROSS          NET UNREALIZED
                                             FEDERAL         UNREALIZED       UNREALIZED        APPRECIATION
                                             TAX COST       APPRECIATION     DEPRECIATION      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund   $   21,468,587   $      822,989   $   (6,931,767)   $   (6,108,778)
JSAM Institutional Value Fund             $   42,071,371   $    1,212,054   $  (12,162,230)   $  (10,950,176)
Mazama Institutional Growth Fund          $   15,244,754   $      444,230   $   (1,044,188)   $     (599,958)
Sands Capital Institutional Growth Fund   $1,245,748,887   $  169,146,039   $ (160,908,727)   $    8,237,312

CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Institutional Funds Trust


By:    /s/ Jill T. McGruder
       -------------------------------
Name:  Jill T. McGruder
Title: President

Date:    May 20, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  May 20, 2008